Amounts receivable (Details) - USD ($) $ in Thousands	Aug. 31, 2021	Aug. 31, 2020	Sep. 01, 2019
Receivable from related parties		$ 48	$ 59
HST and VAT receivable	432	499	411
Other	28
Amounts Receivable	$ 460	$ 547	$ 470